Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the below.

On October 13, 2021, the Company issued an unsecured promissory note in the amount of $400,000 to the Sponsor (the “Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $400,000 under the Promissory Note. The Promissory Note is non-interest bearing and payable prior to the consummation of a business combination.

On October 29, 2021 the Company’s stockholders voted to extend the date in which the Company has to consummate a business combination to December 31, 2021. Holders of an aggregate of 1,389,867 shares of Merida’s common stock exercised their right to redeem their shares for an aggregate of approximately $13.9 million in cash.

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On June 25, 2021, the Company’s Sponsor committed to provide an aggregate of $400,000 in loans in connection with the Working Capital Loans. As of November 23, 2021, there is $400,000 outstanding under the Working Capital Loan.

On August 9, 2021, Merida Merger Corp I., a Delaware corporation (“Merida”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) amended September 8, 2021, by and among Merida, Merida Merger Sub, Inc., a Washington corporation and wholly-owned subsidiary of Merida (“First Merger Sub”), Merida Merger Sub II, LLC, a Washington limited liability company and wholly-owned subsidiary of Merida (“Second Merger Sub”), and Leafly Holdings, Inc., a Washington corporation (“Leafly”). Pursuant to the Merger Agreement, among other things the parties will undertake the following transactions (collectively, the “Transactions”): (i) First Merger Sub will merge with and into Leafly, with Leafly surviving such merger (“First Merger”), and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, Leafly will merge with and into Second Merger Sub, with Second Merger Sub surviving such merger (the “Second Merger”) and being a wholly-owned subsidiary of Merida.

Pursuant to the Merger Agreement, the aggregate value of the consideration (prior to giving effect to the earnout consideration described below) to be paid to Leafly’s securityholders is $385 million, as follows: (a) each share of Class 1 common stock of Leafly, par value $0.0001 per share, each share of Class 2 common stock of Leafly, par value $0.0001 per share, and each share of Class 3 common stock of Leafly, par value $0.0001 per share (collectively, the “Leafly Common Stock”), issued and outstanding immediately prior to the First Merger (including shares of Leafly Common Stock issued upon the conversion of the Notes) will be converted into the right to receive a number of shares of common stock of Merida, par value $0.0001 per share (“Merida Common Stock”) equal to the Exchange Ratio (as defined below), and (b) each share of Leafly Series A preferred stock, par value $0.0001 per share (“Leafly Preferred Stock”), issued and outstanding immediately prior to the First Merger will be converted into the right to receive a number of shares of Merida Common Stock equal to the Exchange Ratio multiplied by the number of shares of Leafly Common Stock issuable upon conversion of such shares of Leafly Preferred Stock. The “Exchange Ratio” is the quotient of (i) 38,500,000 shares of Merida Common Stock, divided by (ii) the adjusted fully diluted shares of Leafly Common Stock outstanding immediately prior to the completion of the First Merger (taking into account the number of shares of Leafly Common Stock issuable upon the conversion of the Leafly Preferred Stock and Notes and upon exercise of outstanding stock options of Leafly, assuming for the purposes of this definition that all such Company Stock Options are fully vested and exercised on a net exercise basis. Each option of Leafly that is outstanding immediately prior to the Closing will automatically convert to an option to acquire an adjusted number of shares of Merida Common Stock at an adjusted exercise price, in each case, pursuant to the terms of the Merger Agreement.

The Transaction will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.

On October 13, 2021, the Company issued an unsecured promissory note in the amount of $400,000 to the Sponsor (the “Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $400,000 under the Promissory Note. The Promissory Note is non-interest bearing and payable prior to the consummation of a business combination. As of November 23, 2021, there is $400,000 outstanding under the Promissory Note.

On October 29, 2021 the Company’s stockholders voted to extend the date in which the Company has to consummate a business combination to December 31, 2021. Holders of an aggregate of 1,389,867 shares of Merida’s common stock exercised their right to redeem their shares for an aggregate of approximately $13.9 million in cash.

Leafly Holdings, Inc.[Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 19 — Subsequent Events

The Company has evaluated its subsequent events through the date the condensed consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these condensed consolidated financial statements.

NOTE 17 — Subsequent Events

The Company has evaluated its subsequent events through the date the consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.

Stock Options

In May 2021, the Company’s board of directors granted stock options to purchase an aggregate of approximately 6,700 shares of common stock at an exercise price of $0.36 per share. These stock option grants were issued from the Leafly 2018 Equity Incentive Plan.

Convertible Notes

In June 2021, the Company issued convertible promissory notes (collectively, the 2021 Notes) (see Note 9) totaling approximately $23,800, which included a $1,000 promissory note purchased by Brendan Kennedy, a related party (see Note 12). These notes bear interest at 8% annually. Unless converted, the entire balance of principal and accrued but unpaid interest is due on December 3, 2022. The notes are contingently convertible upon the occurrence of a certain events. The notes convert at a discount to the equity securities purchased by investors in a qualified financing of not less than $25,000 or in a qualified public transaction (initial public offering, direct listing, or acquisition transaction with a publicly-listed special purpose acquisition company or its subsidiary). The conversion price applicable to any such conversion will be an amount equal to 80% of the lowest price per share paid by investors or implied by a qualified public transaction. Outstanding principal and accrued interest shall immediately become due and payable upon specified events of default or upon an acquisition of the Company other than a qualified public transaction.